CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 936.8	$ 1,026.7
Receivables - trade and other	207.4	251.2
Prepaid expenses and other current assets	24.3	22.4
Total current assets	1,168.5	1,300.3
PROPERTY AND EQUIPMENT:
Drilling equipment	8,560.4	8,510.7
Other property and equipment	142.0	141.7
Property and equipment - gross	8,702.4	8,652.4
Less accumulated depreciation and amortization	2,540.9	2,451.4
Property and equipment - net	6,161.5	6,201.0
Long-term note receivable from unconsolidated subsidiary	454.5	456.0
Investment in unconsolidated subsidiary	47.0	41.2
Other assets	128.6	119.2
TOTAL ASSETS	7,960.1	8,117.7
CURRENT LIABILITIES:
Current portion of long-term debt	201.3	201.2
Accounts payable - trade	96.7	122.3
Deferred revenues	11.3	16.7
Accrued liabilities	115.7	113.4
Total current liabilities	425.0	453.6
Long-term debt	2,309.7	2,309.7
Other liabilities	306.8	307.7
Deferred income taxes - net	12.0	11.7
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Class A Ordinary Shares, $0.125 par value; 128.2 and 128.2 shares issued, respectively; 127.7 and 127.1 shares outstanding, respectively	16.0	16.0
Additional paid-in capital	1,500.4	1,501.5
Retained earnings	3,680.0	3,810.5
Cost of 0.5 and 1.1 treasury shares, respectively	(4.2)	(7.9)
Accumulated other comprehensive loss	(285.6)	(285.1)
Total shareholders' equity	4,906.6	5,035.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,960.1	$ 8,117.7